Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 401,474	$ 127,339
Less: accumulated depreciation	(97,986)	(74,297)
Property, plant and equipment, net	303,488	53,042
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	10,665	9,732
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	74,845	64,897
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 315,964	$ 52,710